UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10345

        Nuveen Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund 3 (NZF)
	July 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 0.9% (0.6% of Total Investments)
$ 5,655	Alabama State Port Authority, Revenue Bonds, State Docks Department Facilities, Series 2001,	10/11 at 100.00	AAA	$5,817,525
	5.250%, 10/01/26 – AMBAC Insured (Alternative Minimum Tax)

	Alaska – 0.7% (0.4% of Total Investments)
4,000	Alaska Student Loan Corporation, Student Loan Revenue Bonds, Series 1998A, 5.250%, 7/01/14 –	7/08 at 100.00	AAA	4,066,480
	AMBAC Insured (Alternative Minimum Tax)

	Arkansas – 0.9% (0.6% of Total Investments)
	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks
	Regional Medical Center, Series 2001A:
1,805	5.500%, 11/01/13	11/11 at 101.00	Baa2	1,880,485
1,900	5.500%, 11/01/14	11/11 at 101.00	Baa2	1,973,017
1,745	5.250%, 11/01/21	11/11 at 101.00	Baa2	1,760,391

5,450	Total Arkansas			5,613,893

	California – 10.7% (7.1% of Total Investments)
855	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	864,764
	Health System/West, Series 2003A, 5.000%, 3/01/28
5,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	5,227,100
	LLC, Series 2001A, 5.550%, 8/01/31
5,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/11 at 100.00	A+	4,925,700
	Series 2004G, 2.300%, 4/01/34 (Mandatory put 5/01/07)
18,850	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – MBIA	6/07 at 101.00	AAA	19,208,904
	Insured (Alternative Minimum Tax)
	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding
	Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2001:
13,955	5.750%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AAA	14,864,029
5,000	5.375%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AAA	5,155,700
1,500	5.250%, 1/01/23 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AAA	1,532,880
10,000	5.500%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AAA	10,298,700
10,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AAA	2,473,500
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – MBIA Insured
3,000	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	AAA	934,950
	2006C, 0.000%, 9/01/30 – MBIA Insured

73,160	Total California			65,486,227

	Colorado – 7.7% (5.1% of Total Investments)
2,250	Canterberry Crossing Metropolitan District II, Parker, Colorado, Limited Tax General	12/12 at 100.00	N/R	2,431,035
	Obligation Bonds, Series 2002, 7.375%, 12/01/32
1,655	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle	3/12 at 100.00	N/R	1,711,088
	Creek Education Center, Series 2002A, 7.625%, 3/15/32
3,240	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	5/12 at 102.00	N/R	3,504,416
	Montessori Peaks Building Foundation, Series 2002A, 8.000%, 5/01/32
1,775	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld	6/11 at 100.00	Ba1	1,888,494
	County School District 6 – Frontier Academy, Series 2001, 7.375%, 6/01/31
3,380	Colorado Housing Finance Authority, Multifamily Project Bonds, Class I, Series 2001A-1,	10/11 at 100.00	AAA	3,462,810
	5.500%, 4/01/31 (Alternative Minimum Tax)
10,100	Colorado Springs, Colorado, Utility System Revenue Refunding and Improvement Bonds, Series	11/07 at 100.00	AA	10,254,328
	1997A, 5.375%, 11/15/26
	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1996A:
19,150	5.750%, 11/15/16 – MBIA Insured	11/06 at 101.00	AAA	19,436,292
1,105	5.500%, 11/15/25 – MBIA Insured	11/06 at 101.00	AAA	1,120,448
2,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	11/11 at 100.00	AAA	2,114,740
	5.500%, 11/15/16 – FGIC Insured (Alternative Minimum Tax)
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	1,099,770
	8.000%, 12/01/25

45,655	Total Colorado			47,023,421

	Delaware – 0.4% (0.3% of Total Investments)
2,560	Delaware Housing Authority, Multifamily Mortgage Revenue Bonds, Series 2001A, 5.400%, 7/01/24	7/12 at 100.00	Aa3	2,590,080

	District of Columbia – 1.0% (0.7% of Total Investments)
6,000	District of Columbia, Revenue Bonds, Catholic University of America, Series 1999, 5.625%,	10/09 at 101.00	AAA	6,321,540
	10/01/29 – AMBAC Insured

	Florida – 1.6% (1.1% of Total Investments)
2,000	Dade County, Florida, Water and Sewerage System Revenue Bonds, Series 1997, 5.375%, 10/01/16 –	10/07 at 102.00	AAA	2,072,860
	FGIC Insured
	Orange County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Oak Glen
	Apartments, Series 2001G:
1,105	5.400%, 12/01/32 – FSA Insured	12/11 at 100.00	AAA	1,126,061
2,195	5.450%, 12/01/41 – FSA Insured	12/11 at 100.00	AAA	2,235,959
4,175	Pace Property Finance Authority Inc., Florida, Utility System Improvement and Revenue	9/07 at 102.00	AAA	4,317,535
	Refunding Bonds, Series 1997, 5.250%, 9/01/17 – AMBAC Insured

9,475	Total Florida			9,752,415

	Georgia – 2.3% (1.5% of Total Investments)
5,000	Atlanta, Georgia, Airport General Revenue Bonds, Series 2000B, 5.625%, 1/01/30 – FGIC Insured	1/10 at 101.00	AAA	5,208,250
	(Alternative Minimum Tax)
2,700	Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series 2001, 7.900%, 12/01/24	12/11 at 101.00	N/R	2,986,821
3,740	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/11 at 100.00	A–	3,851,340
	Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31
2,000	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2000, 5.625%,	2/10 at 101.00	AAA	2,137,120
	2/01/30 (Pre-refunded 2/01/10) – FGIC Insured

13,440	Total Georgia			14,183,531

	Hawaii – 0.9% (0.6% of Total Investments)
5,125	Hawaii, Highway Revenue Bonds, Series 2001, 5.375%, 7/01/21 (Pre-refunded 7/01/11) –	7/11 at 100.00	AAA	5,487,286
	FSA Insured

	Illinois – 18.4% (12.3% of Total Investments)
3,000	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2001A,	1/11 at 100.00	AAA	3,207,360
	5.500%, 1/01/31 (Pre-refunded 1/01/11) – FGIC Insured
285	Chicago, Illinois, General Obligation Refunding Bonds, Series 1996B, 5.125%, 1/01/25 –	1/08 at 100.00	AAA	288,423
	FGIC Insured
8,375	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.500%, 1/01/19 – FSA Insured	1/11 at 101.00	AAA	8,810,584
	(Alternative Minimum Tax)
1,750	Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998, 5.250%, 1/01/28 – FGIC Insured	7/08 at 102.00	AAA	1,810,550
10,800	Chicago, Illinois, Sales Tax Revenue Bonds, Series 1999, 5.375%, 1/01/30 (Pre-refunded	1/09 at 101.00	AAA	11,298,960
	1/01/09) – FGIC Insured
4,950	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	1/11 at 101.00	AAA	5,094,590
	Airport, Series 2001A, 5.375%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)
8,610	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A, 5.500%,	1/11 at 100.00	AAA	9,187,042
	1/01/26 (Pre-refunded 1/01/11) – AMBAC Insured
2,220	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A, 5.500%,	No Opt. Call	AAA	2,448,838
	1/01/16 – MBIA Insured
10,000	Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001, 5.000%, 11/01/26	11/11 at 100.00	AAA	10,566,700
	(Pre-refunded 11/01/11) – AMBAC Insured
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AAA	1,708,323
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
2,415	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program –	12/14 at 100.00	Aaa	2,498,849
	Kankakee County, Series 2005B, 5.000%, 12/01/24 – AMBAC Insured
1,100	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000,	5/10 at 101.00	Baa2	1,171,401
	6.500%, 5/15/30
9,000	Illinois Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc.,	12/11 at 101.00	BBB	9,341,100
	Series 2001, 5.875%, 12/01/31
15,000	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series	7/11 at 100.00	Baa1	15,756,750
	2001A, 6.125%, 7/01/31
5,000	Lake County School District 38, Big Hallow, Illinois, General Obligation Bonds, Series 2005,	No Opt. Call	Aaa	2,404,300
	0.000%, 2/01/22 – AMBAC Insured
7,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	7,439,740
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
16,900	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	12/09 at 101.00	AAA	17,604,054
	Project, Series 1999A, 5.250%, 12/15/28 – FGIC Insured
2,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	2,266,700
	Expansion Project, Series 1998A, 5.500%, 6/15/29 – FGIC Insured

110,070	Total Illinois			112,904,264

	Indiana – 5.8% (3.9% of Total Investments)
	Clark-Pleasant Community School Building Corporation, Indiana, First Mortgage Bonds,
	Series 2001:
1,255	5.000%, 7/15/21 (Pre-refunded 1/15/12) – AMBAC Insured	1/12 at 100.00	AAA	1,327,476
1,000	5.000%, 1/15/26 (Pre-refunded 1/15/12) – AMBAC Insured	1/12 at 100.00	AAA	1,057,750
	Evansville Vanderburgh Public Library Lease Corporation, Indiana, First Mortgage Bonds,
	Series 2001:
2,000	5.750%, 7/15/18 (Pre-refunded 1/15/12) – MBIA Insured	1/12 at 100.00	AAA	2,188,740
2,750	5.125%, 1/15/24 (Pre-refunded 1/15/12) – MBIA Insured	1/12 at 100.00	AAA	2,925,588
3,405	Gary, Indiana, GNMA/FHA Mortgage Revenue Bonds, Windsor Square Project, Series 2001A, 5.375%,	11/11 at 102.00	AAA	3,455,326
	10/20/41 (Alternative Minimum Tax)
1,250	Hamilton Southeastern Cumberland Campus School Building Corporation, Indiana, First Mortgage	1/12 at 100.00	AAA	1,308,925
	Bonds, Series 2001, 5.125%, 1/15/23 – AMBAC Insured
9,500	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	2/11 at 100.00	AAA	9,981,745
	5.500%, 2/01/26 – MBIA Insured
4,230	Indiana Finance Authority, Educational Facilities Revenue Bonds, Tudor Park Foundation, Series	6/15 at 100.00	Aa3	4,346,790
	2005B, 5.000%, 6/01/24
2,800	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	AAA	2,874,648
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
2,650	Indianapolis Airport Authority, Indiana, Special Facility Revenue Bonds, AAR Corporation	11/06 at 101.00	N/R	228,570
	Assumed Lease, Series 1995, 6.500%, 11/15/31 (Alternative Minimum Tax) (5)
3,500	University of Southern Indiana, Student Fee Bonds, Series 2001H, 5.000%, 10/01/21 –	10/11 at 100.00	Aaa	3,631,915
	AMBAC Insured
	Wayne County Jail Holding Corporation, Indiana, First Mortgage Bonds, Series 2001:
1,150	5.625%, 7/15/18 – AMBAC Insured	1/13 at 101.00	AAA	1,258,445
1,090	5.500%, 7/15/22 – AMBAC Insured	1/13 at 101.00	AAA	1,183,315

36,580	Total Indiana			35,769,233

	Iowa – 5.9% (3.9% of Total Investments)
2,000	Iowa Finance Authority, Healthcare Revenue Bonds, Great River Medical Center, Series 2001,	5/11 at 100.00	Aaa	2,059,060
	5.250%, 5/15/31 – FSA Insured
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
28,000	5.300%, 6/01/25 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	29,757,839
3,950	5.600%, 6/01/35 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	4,273,031

33,950	Total Iowa			36,089,930

	Kentucky – 3.1% (2.1% of Total Investments)
18,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	11/11 at 101.00	AAA	19,235,190
	System Revenue Bonds, Series 2001A, 5.125%, 5/15/27 – MBIA Insured

	Louisiana – 3.4% (2.3% of Total Investments)
19,890	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	20,868,786
	Series 2001B, 5.875%, 5/15/39

	Maine – 1.1% (0.7% of Total Investments)
	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2001B:
4,610	5.400%, 11/15/21 (Alternative Minimum Tax)	11/10 at 100.00	AA+	4,720,548
1,800	5.500%, 11/15/32 (Alternative Minimum Tax)	11/10 at 100.00	AA+	1,831,428

6,410	Total Maine			6,551,976

	Maryland – 2.0% (1.3% of Total Investments)
1,570	Maryland Community Development Administration, Insured Multifamily Housing Mortgage Loan	7/11 at 100.00	Aa2	1,602,279
	Revenue Bonds, Series 2001B, 5.250%, 7/01/21 (Alternative Minimum Tax)
10,600	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/07 at 100.00	N/R	10,694,870
	7.400%, 9/01/19 (Alternative Minimum Tax)

12,170	Total Maryland			12,297,149

	Massachusetts – 0.9% (0.6% of Total Investments)
5,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/11 at 101.00	AAA	5,224,350
	2001A, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)

	Michigan – 9.1% (6.1% of Total Investments)
15,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	AAA	17,922,600
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – FSA Insured
11,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A,	7/11 at 101.00	AA (4)	11,904,200
	5.500%, 1/15/31 (Pre-refunded 7/15/11)
1,235	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I,	10/11 at 100.00	AA–	1,319,943
	5.500%, 10/15/18
1,355	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	BB–	1,299,594
	Obligated Group, Series 1998A, 5.250%, 8/15/23
3,485	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sisters of Mercy	No Opt. Call	AAA	3,702,987
	Health Corporation, Series 1993P, 5.375%, 8/15/14 – MBIA Insured (ETM)
	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sparrow Obligated
	Group, Series 2001:
1,400	5.500%, 11/15/21	11/11 at 101.00	A+	1,463,756
2,500	5.625%, 11/15/31	11/11 at 101.00	A+	2,614,075
12,640	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	11/11 at 100.00	AAA	13,065,842
	Hospital, Series 2001M, 5.250%, 11/15/31 – MBIA Insured
2,395	Ypsilanti Community Utilities Authority, Washtenaw County, Michigan, General Obligation Bonds,	5/11 at 100.00	AAA	2,477,412
	Sanitary Sewerage System 3, Series 2001, 5.100%, 5/01/31 – FGIC Insured

51,010	Total Michigan			55,770,409

	Minnesota – 0.4% (0.3% of Total Investments)
2,340	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Multifamily Housing	10/11 at 105.00	Aaa	2,449,512
	Revenue Bonds, Rose Apartments Project, Series 2001, 6.350%, 10/20/37 (Alternative Minimum Tax)

	Mississippi – 0.3% (0.3% of Total Investments)
2,155	Mississippi Business Finance Corporation, GNMA Collateralized Retirement Facility Mortgage	5/09 at 103.00	AAA	2,198,919
	Revenue Refunding Bonds, Aldersgate Retirement Community Inc. Project, Series 1999A,
	5.450%, 5/20/34

	Missouri – 2.5% (1.7% of Total Investments)
1,825	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs	10/12 at 100.00	N/R (4)	2,048,216
	Redevelopment Project, Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)
	Missouri Development Finance Board, Cultural Facilities Revenue Bonds, Nelson Gallery
	Foundation, Series 2001A:
3,335	5.250%, 12/01/19 – MBIA Insured	12/11 at 100.00	AAA	3,527,830
3,510	5.250%, 12/01/20 – MBIA Insured	12/11 at 100.00	AAA	3,712,948
3,695	5.250%, 12/01/21 – MBIA Insured	12/11 at 100.00	AAA	3,892,867
2,040	5.250%, 12/01/22 – MBIA Insured	12/11 at 100.00	AAA	2,145,264

14,405	Total Missouri			15,327,125

	Montana – 0.9% (0.6% of Total Investments)
5,000	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	7/10 at 101.00	B1	5,222,100
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)

	Nebraska – 0.9% (0.6% of Total Investments)
	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2001D:
2,255	5.250%, 9/01/21 (Alternative Minimum Tax)	9/11 at 100.00	AAA	2,291,554
3,035	5.375%, 9/01/32 (Alternative Minimum Tax)	9/11 at 100.00	AAA	3,082,953

5,290	Total Nebraska			5,374,507

	Nevada – 7.8% (5.2% of Total Investments)
35,000	Clark County, Nevada, Limited Tax General Obligation Bank Bonds, Series 2000, 5.500%, 7/01/30	7/10 at 100.00	AAA	37,164,748
	(Pre-refunded 7/01/10) – MBIA Insured
2,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	AAA	2,061,800
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
4,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	N/R	4,095,360
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40
265	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1998A-1, 5.300%, 4/01/18	4/08 at 101.50	Aaa	267,075
	(Alternative Minimum Tax)
4,290	University of Nevada, Revenue Bonds, Community College System, Series 2001A, 5.250%, 7/01/26 –	1/12 at 100.00	AAA	4,480,690
	FGIC Insured

45,555	Total Nevada			48,069,673

	New Hampshire – 0.2% (0.3% of Total Investments)
2,000	New Hampshire Health and Education Authority, Hospital Revenue Bonds, Concord Hospital, Series	10/11 at 101.00	Aaa	2,139,500
	2001, 5.500%, 10/01/21 – FSA Insured

	New Jersey – 3.6% (2.4% of Total Investments)
10,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water	11/12 at 101.00	Aaa	10,369,300
	Company, Series 2002A, 5.250%, 11/01/32 – AMBAC Insured (Alternative Minimum Tax)
4,125	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AAA	4,496,168
	Grants, Series 2002A, 5.500%, 9/15/13 – AMBAC Insured
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AAA	6,936,000
	0.000%, 12/15/28 – AMBAC Insured

34,125	Total New Jersey			21,801,468

	New York – 4.4% (2.9% of Total Investments)
1,780	East Rochester Housing Authority, New York, GNMA Secured Revenue Bonds, Gates Senior Housing	10/11 at 101.00	AAA	1,833,525
	Inc., Series 2001, 5.300%, 4/20/31
5,350	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2001A,	11/11 at 100.00	AAA	5,675,762
	5.000%, 11/15/31 (Pre-refunded 11/15/11) – FGIC Insured
4,155	Monroe County Airport Authority, New York, Revenue Refunding Bonds, Greater Rochester	No Opt. Call	AAA	4,519,892
	International Airport, Series 1999, 5.750%, 1/01/13 – MBIA Insured (Alternative Minimum Tax)
	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue
	Bonds, Fiscal Series 2001A:
3,610	5.500%, 6/15/33 (Pre-refunded 6/15/10) – MBIA Insured	6/10 at 101.00	AAA	3,872,916
5,710	5.500%, 6/15/33 (Pre-refunded 6/15/10) – FGIC Insured	6/10 at 101.00	AAA	6,125,859
2,500	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20 –	8/12 at 100.00	AAA	2,714,125
	MBIA Insured
2,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/11 at 100.00	AA–	2,125,580
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/16

25,105	Total New York			26,867,659

	North Carolina – 1.1% (0.7% of Total Investments)
	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA
	Carolinas Healthcare System, Series 2005A:
1,750	4.875%, 1/15/32	1/15 at 100.00	AA	1,758,260
3,000	5.000%, 1/15/45	1/15 at 100.00	AA	3,039,570
1,800	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A,	No Opt. Call	A3	1,926,702
	5.500%, 1/01/13

6,550	Total North Carolina			6,724,532

	Ohio – 2.3% (1.5% of Total Investments)
2,370	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	3/08 at 101.50	AAA	2,410,906
	Revenue Bonds, Series 1998A-1, 5.300%, 9/01/19 – FSA Insured (Alternative Minimum Tax)
7,600	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	7,844,340
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)
	Portage County, Ohio, General Obligation Bonds, Series 2001:
1,870	5.000%, 12/01/21 – FGIC Insured	12/11 at 100.00	AAA	1,944,332
1,775	5.000%, 12/01/23 – FGIC Insured	12/11 at 100.00	AAA	1,841,438

13,615	Total Ohio			14,041,016

	Oklahoma – 0.4% (0.4% of Total Investments)
2,500	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System,	8/09 at 101.00	AAA	2,650,175
	Series 1999A, 5.625%, 8/15/29 (Pre-refunded 8/15/09)

	Oregon – 2.5% (1.7% of Total Investments)
4,700	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds,	11/11 at 101.00	AAA	4,934,201
	PeaceHealth Project, Series 2001, 5.250%, 11/15/21 – AMBAC Insured
10,000	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Series	7/10 at 100.00	Aaa	10,262,300
	2000A, 6.050%, 7/01/42 (Alternative Minimum Tax)

14,700	Total Oregon			15,196,501

	Pennsylvania – 1.9% (1.3% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn
	Allegheny Health System, Series 2000B:
2,000	9.250%, 11/15/22	11/10 at 102.00	Ba3	2,370,080
2,000	9.250%, 11/15/30	11/10 at 102.00	Ba3	2,365,960
3,500	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue	1/07 at 100.00	B+	3,537,030
	Bonds, Northampton Generating Project, Series 1994A, 6.600%, 1/01/19 (Alternative Minimum Tax)
3,205	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	AAA	3,511,686
	8/01/16 (Pre-refunded 8/01/12) – FGIC Insured

10,705	Total Pennsylvania			11,784,756

	South Carolina – 1.6% (1.1% of Total Investments)
2,185	Greenville County, South Carolina, Special Source Revenue Bonds, Road Improvement Project,	4/11 at 101.00	AAA	2,333,602
	Series 2001, 5.500%, 4/01/21 – AMBAC Insured
6,850	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2001A, 5.500%,	10/11 at 100.00	Aaa	7,392,931
	10/01/22 (Pre-refunded 10/01/11) – AMBAC Insured

9,035	Total South Carolina			9,726,533

	Tennessee – 1.3% (0.8% of Total Investments)
5,210	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001A,	3/11 at 100.00	AAA	5,484,411
	5.500%, 3/01/14 – FSA Insured (Alternative Minimum Tax)
1,130	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1998-2, 5.350%,	1/09 at 101.00	AA	1,149,210
	7/01/23 (Alternative Minimum Tax)
1,130	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2001-3A, 5.200%,	7/11 at 100.00	AA	1,149,888
	7/01/22 (Alternative Minimum Tax)

7,470	Total Tennessee			7,783,509

	Texas – 18.7% (12.5% of Total Investments)
1,125	Brushy Creek Municipal Utility District, Williamson County, Texas, Combination Unlimited Tax	6/09 at 100.00	Aaa	1,150,346
	and Revenue Refunding Bonds, Series 2001, 5.125%, 6/01/26 – FSA Insured
	Collins and Denton Counties, Frisco, Texas, General Obligation Bonds, Series 2001:
1,910	5.000%, 2/15/20 – FGIC Insured	2/11 at 100.00	AAA	1,972,763
2,005	5.000%, 2/15/21 – FGIC Insured	2/11 at 100.00	AAA	2,070,624
3,850	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AAA	4,044,849
	Series 2001A, 5.500%, 11/01/35 – FGIC Insured (Alternative Minimum Tax)
5,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A,	9/14 at 100.00	N/R	5,409,300
	7.000%, 9/01/25
4,040	Harris County, Texas, Tax and Revenue Certificates of Obligation, Series 2001, 5.000%, 8/15/27	8/11 at 100.00	AA+	4,121,891
6,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001B,	No Opt. Call	AAA	6,884,580
	5.500%, 12/01/29 – MBIA Insured (ETM)
7,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 1998B, 5.250%, 7/01/14 –	7/08 at 101.00	AAA	7,193,760
	FGIC Insured (Alternative Minimum Tax)
	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2001A:
2,525	5.500%, 7/01/13 – FGIC Insured (Alternative Minimum Tax)	1/12 at 100.00	AAA	2,681,828
2,905	5.500%, 7/01/14 – FGIC Insured (Alternative Minimum Tax)	1/12 at 100.00	AAA	3,083,977
	Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage
	Revenue Bonds, Baptist Hospital of Southeast Texas, Series 2001:
8,500	5.400%, 8/15/31 – AMBAC Insured	8/11 at 100.00	AAA	8,860,740
8,500	5.500%, 8/15/41 – AMBAC Insured	8/11 at 100.00	AAA	8,914,375
10,700	Laredo Independent School District, Webb County, Texas, General Obligation Refunding Bonds,	8/11 at 100.00	AAA	11,001,312
	Series 2001, 5.000%, 8/01/25
2,500	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	AAA	2,643,675
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative
	Minimum Tax)
1,540	Medina Valley Independent School District, Medina County, Texas, General Obligation Bonds,	2/11 at 100.00	Aaa	1,631,938
	Series 2001, 5.250%, 2/15/26 (Pre-refunded 2/15/11)
5,430	Mineral Wells Independent School District, Pale Pinto and Parker Counties, Texas, Unlimited	2/08 at 100.00	Aaa	5,454,652
	School Tax Building and Refunding Bonds, Series 1998, 4.750%, 2/15/22
3,000	North Central Texas Health Facilities Development Corporation, Revenue Bonds, Texas Health	2/08 at 102.00	AAA	3,102,750
	Resources System, Series 1997B, 5.375%, 2/15/26 – MBIA Insured
3,045	Port of Houston Authority, Harris County, Texas, General Obligation Port Improvement Bonds,	10/11 at 100.00	AAA	3,210,313
	Series 2001B, 5.500%, 10/01/17 – FGIC Insured (Alternative Minimum Tax)
10,665	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series	7/11 at 100.00	AAA	10,992,629
	2001A, 5.350%, 7/01/33 (Alternative Minimum Tax)
15,700	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1996B,	1/07 at 100.00	AAA	15,780,855
	5.125%, 7/15/18
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
9,110	0.000%, 8/15/37	8/15 at 31.98	AAA	1,840,767
9,110	0.000%, 8/15/40	8/15 at 27.11	AAA	1,556,808
7,110	0.000%, 8/15/44	8/15 at 21.88	AAA	979,545

131,270	Total Texas			114,584,277

	Utah – 0.9% (0.6% of Total Investments)
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001E:
1,855	5.200%, 1/01/18 (Alternative Minimum Tax)	7/11 at 100.00	AA–	1,861,938
595	5.500%, 1/01/23 (Alternative Minimum Tax)	7/11 at 100.00	Aa2	606,632
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001F-1:
2,375	4.950%, 7/01/18 (Alternative Minimum Tax)	7/11 at 100.00	Aa2	2,390,343
610	5.300%, 7/01/23 (Alternative Minimum Tax)	7/11 at 100.00	AA–	616,118

5,435	Total Utah			5,475,031

	Virginia – 0.8% (0.5% of Total Investments)
7,000	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll	8/08 at 77.58	AAA	5,012,000
	Road, Series 1998B, 0.000%, 8/15/13 (Pre-refunded 8/15/08)

	Washington – 15.6% (10.4% of Total Investments)
	Bellingham Housing Authority, Washington, Housing Revenue Bonds, Varsity Village Project,
	Series 2001A:
1,000	5.500%, 12/01/27 – MBIA Insured	12/11 at 100.00	Aaa	1,056,590
2,000	5.600%, 12/01/36 – MBIA Insured	12/11 at 100.00	Aaa	2,126,540
1,500	Grays Harbor County Public Utility District 1, Washington, Electric System Revenue Bonds,	1/11 at 100.00	AAA	1,557,795
	Series 2001, 5.125%, 1/01/22 – AMBAC Insured
2,475	Klickitat County Public Utility District 1, Washington, Electric Revenue Bonds, Series 2001B,	12/11 at 100.00	AAA	2,528,831
	5.000%, 12/01/26 – AMBAC Insured
12,955	Port of Seattle, Washington, Passenger Facility Charge Revenue Bonds, Series 1998B, 5.300%,	12/08 at 101.00	AAA	13,357,123
	12/01/16 – AMBAC Insured (Alternative Minimum Tax)
	Port of Seattle, Washington, Revenue Bonds, Series 2001B:
2,535	5.625%, 4/01/18 – FGIC Insured (Alternative Minimum Tax)	10/11 at 100.00	AAA	2,696,809
16,000	5.100%, 4/01/24 – FGIC Insured (Alternative Minimum Tax)	10/08 at 100.00	AAA	16,132,640
2,090	Public Utility District 1, Benton County, Washington, Electric Revenue Refunding Bonds, Series	11/11 at 100.00	AAA	2,259,833
	2001A, 5.625%, 11/01/15 – FSA Insured
5,680	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds, Series	3/11 at 100.00	AAA	6,021,652
	2001, 5.500%, 3/01/18 – FSA Insured
4,530	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2001, 5.250%,	12/11 at 100.00	AAA	4,748,301
	12/01/21 – AMBAC Insured
3,720	Washington State Healthcare Facilities Authority, Revenue Bonds, Children’s Hospital and	10/11 at 100.00	Aaa	3,984,194
	Regional Medical Center, Series 2001, 5.375%, 10/01/18 (Pre-refunded 10/01/11) – AMBAC Insured
	Washington State Healthcare Facilities Authority, Revenue Bonds, Good Samaritan Hospital,
	Series 2001:
5,480	5.500%, 10/01/21 – RAAI Insured	10/11 at 101.00	AA	5,793,566
25,435	5.625%, 10/01/31 – RAAI Insured	10/11 at 101.00	AA	26,851,220
	Washington State Healthcare Facilities Authority, Revenue Bonds, Group Health Cooperative of
	Puget Sound, Series 2001:
3,005	5.375%, 12/01/17 – AMBAC Insured	12/11 at 101.00	AAA	3,183,767
2,915	5.375%, 12/01/18 – AMBAC Insured	12/11 at 101.00	AAA	3,083,983

91,320	Total Washington			95,382,844

	Wisconsin – 4.5% (3.0% of Total Investments)
	Appleton, Wisconsin, Waterworks Revenue Refunding Bonds, Series 2001:
3,705	5.375%, 1/01/20 – FGIC Insured	1/12 at 100.00	Aaa	3,944,269
1,850	5.000%, 1/01/21 – FGIC Insured	1/12 at 100.00	Aaa	1,923,149
1,735	Evansville Community School District, Dane, Green and Rock Counties, Wisconsin, General	4/11 at 100.00	AAA	1,861,100
	Obligation Refunding Bonds, Series 2001, 5.500%, 4/01/20 (Pre-refunded 4/01/11) – FGIC Insured
12,250	La Crosse, Wisconsin, Pollution Control Revenue Refunding Bonds, Dairyland Power Cooperative,	12/08 at 102.00	AAA	12,876,098
	Series 1997B, 5.550%, 2/01/15 – AMBAC Insured
350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	AA–	368,851
	Health Obligated Group, Series 2001, 5.375%, 10/01/30
3,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	N/R (4)	3,924,991
	Health Obligated Group, Series 2001, 5.375%, 10/01/30 (Pre-refunded 10/01/11)
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/12 at 100.00	BBB+	2,654,825
	Series 2001B, 6.000%, 2/15/25

26,040	Total Wisconsin			27,553,283

$ 925,715	Total Investments (cost $878,125,732) – 149.4%			916,418,605

	Other Assets Less Liabilities – 1.5%			8,838,711

	Prefered Shares, at Liquidation Value – (50.9)%			(312,000,000)

	Net Assets Applicable to Common Shares – 100%			$613,257,316

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by
Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	On December 9, 2002, UAL Corporation (“UAL”), the holding company of United Air Lines, Inc.
filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the Fund had stopped accruing interest on its UAL bonds.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2006, the cost of investments was $877,867,114.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2006, were as follows:

Gross unrealized:
Appreciation	$40,196,912
Depreciation	(1,645,421)

Net unrealized appreciation (depreciation) of investments	$38,551,491

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2006

* Print the name and title of each signing officer under his or her signature.